Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥18,383	¥13,663	¥11,195
Gain on sales of property, plant and equipment and investment property	3,152	4,734	1,148
Gain on divestment of business to Teva Takeda Yakuhin	14,166	1,460	1,414
Gain on divestment of business and subsidiaries (Note 19)	2,553	228,923	5,602
Insurance proceeds	8,279	479	556
Change in estimate of liabilities related to SHP647 (Note 19)	—	60,179	—
Other	13,680	8,582	23,206
Total	¥60,213	¥318,020	¥43,123

Other operating expenses:
Donations and contributions	¥8,513	¥8,412	¥8,255
Restructuring expenses (Note 23)	181,040	115,875	83,836
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	—	72,940	—
Valuation reserve for pre-launch inventories	30,411	19,486	20,723
Impairment of assets held for sale (Note 19)	12,897	530	—
Other	15,830	41,652	46,261
Total	¥248,691	¥258,895	¥159,075